Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of dividends [line items]
Tax rate		30.00%	30.00%	30.00%
Proceeds from cash management related instruments		$ 195	$ 361	$ 331
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.60		$ 0.74	$ 0.80
Dividend amount, after period-end	$ 3,045		$ 3,752	$ 4,052
Proceeds from cash management related instruments		$ 107
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2	2	2
Tax rate		30.00%	30.00%	30.00%